Condensed Financial Statements of the Parent Company - Schedule of Condensed Statements of Loss (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Condensed Income Statements, Captions [Line Items]
Revenues
Operating expenses:
Staff costs and employee benefits	(17,949)
Legal and professional fees	(248,000)
Other general and administrative expenses	(6,238)
Total operating expenses	(272,187)
Other income (expense), net	(2,104)
Loss before income tax	(274,291)
Income tax expenses
Net loss	(274,291)
Accretion to redemption value of mezzanine equity	(39,559)
Net loss attributable to ordinary shareholders	$ (313,850)